CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets, net	$ 3,002,121	$ 2,933,542
Property, plant and equipment, net	79,612	74,299
Right-of-use asset	8,380
Investments in associates	9,929	10,886
Other financial assets at fair value through profit or loss	3,309	3,372
Other financial assets at amortized cost	2,494	2,339
Deferred tax assets	147,475	153,486
Other receivables	119,954	133,193
Trade receivables	1,326	1,419
Total non-current assets	3,374,600	3,312,536
Current assets
Inventories	11,302	9,769
Other financial assets at fair value through profit or loss	17,341	38,007
Other financial assets at amortized cost	66,413	42,972
Other receivables	101,676	66,531
Current tax assets	10,311	13,701
Derivative financial instruments	27
Trade receivables	104,877	116,897
Cash and cash equivalents	195,696	244,865
Total current assets	507,643	532,742
Total assets	3,882,243	3,845,278
EQUITY
Share capital	160,022	160,022
Share premium	180,486	180,486
Free distributable reserve	385,055	385,055
Non-distributable reserve	1,351,883	1,351,883
Currency translation adjustment	(392,101)	(378,803)
Legal reserves	176	176
Other reserves	(1,324,887)	(1,324,731)
Retained earnings	403,255	394,156
Total attributable to owners of the parent	763,889	768,244
Non-controlling interests	434,725	454,453
Total equity	1,198,614	1,222,697
Non-current liabilities
Borrowings	1,033,221	1,027,751
Deferred tax liabilities	233,115	271,175
Other liabilities	848,410	871,596
Lease liabilities	5,783
Trade payables	798	1,508
Total Non-current liabilities	2,121,327	2,172,030
Current liabilities
Borrowings	175,123	98,907
Other liabilities	230,122	225,448
Lease liabilities	3,144
Current tax liabilities	5,156	11,555
Trade payables	148,757	114,641
Total current liabilities	562,302	450,551
Total liabilities	2,683,629	2,622,581
Total equity and liabilities	$ 3,882,243	$ 3,845,278